Basis of Preparation - Additional Information (Detail) - EUR (€) € in Thousands			6 Months Ended
		Nov. 11, 2024	Jun. 30, 2025		Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Basis of Preparation [Line Items]
Profit (loss)	[1]		€ (34,476)		€ (58,235)
Cash flows used in operating activities			12,119		(17,593)
Cash and cash equivalents			27,304	[2]	€ 59,748	€ 20,036	€ 101,158	€ 27,304
Positive total equity balance			35,271	[2]		64,800
Total borrowings			181,545			198,469
Grace period on debt repayments		18 months
Loan and borrowings outstanding			193,320
Minimum cash requirement			35,000
Capital increase			65,987	[2]		€ 55,243
Capital increase [member]
Basis of Preparation [Line Items]
Capital increase			22,677
Framework agreement [Member]
Basis of Preparation [Line Items]
Loan and borrowings outstanding			84,800
Wall Box Chargers, S.L.U. [Member]
Basis of Preparation [Line Items]
Profit (loss)			34,476
Retained earnings accumulated deficit			63,770
Cash and cash equivalents			32,382
Positive total equity balance			€ 36,138

[1]	Unaudited
[2]	Unaudited